Certain risks and concentrations	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Certain risks and concentrations	Certain risks and concentrations
The Company’s financial instruments that are exposed to concentration of credit risk primarily consist of cash and cash equivalents, short-term investments, and accounts and notes receivable. Cash and cash equivalents and short-term investments are deposited with various creditworthy financial institutions, and therefore the Company believes it is not exposed to any significant credit risk related to cash and cash equivalents. Concentrations of credit risk with respect to accounts and notes receivable are generally limited due to the large number of franchisees comprising the Company’s franchise base.

All the Company’s operations are concentrated in Latin America and the Caribbean. As a result, the Company’s financial condition and results of operations depend, to a significant extent, on macroeconomic and political conditions prevailing in the region. However, some events of global impact such us pandemic, could affect company operations.